Tax - Narrative (Details) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Income Taxes [Line Items]
Deferred tax liability (asset)	£ 4,184	£ 3,965	£ 3,636
Deferred tax assets	547	423
Net operating losses
Disclosure Of Income Taxes [Line Items]
Deferred tax liability (asset)	(547)	£ (423)
Deferred tax assets	535
Capital losses
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	£ 12